RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 06, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum stockholders' equity	$ 5,000,001							$ 5,000,001
Minimum net tangible assets	5,000,001							5,000,001
Balance sheet
Total assets	818,756,674	$ 818,575,847	$ 818,433,672				$ 818,575,847	818,756,674		$ 818,368,660	$ 1,854	$ 751,199,121
Total liabilities	73,126,888	84,092,934	85,269,207				84,092,934	73,126,888		105,487,341		80,940,965
Class A ordinary shares subject to redemption		816,810,000	816,810,000				816,810,000			816,810,000		816,810,000
Shareholders' equity (deficit)
Additional paid in capital											30,881
Retained earnings (accumulated deficit)	(71,181,235)	(82,328,108)	(83,646,556)				(82,328,108)	(71,181,235)		(103,929,702)	(30,048)	(146,552,922)
Total stockholders' deficit	(71,180,214)	(82,327,087)	(83,645,535)	$ (10,000)			(82,327,087)	(71,180,214)	$ (10,000)	(103,928,681)	1,854	(146,551,844)
Total liabilities and shareholders' equity	818,756,674	818,575,847	818,433,672				818,575,847	818,756,674		818,368,660	1,854
Statement of Operations
Net income	11,146,873	1,318,448	20,283,146	$ (10,000)	$ 0	$ (1,854)	21,601,594	32,748,467	$ (11,854)	(19,641,760)	(1,853)
As previously reported
Balance sheet
Total assets		818,575,847	818,433,672				818,575,847			818,368,660		751,199,121
Total liabilities		84,092,934	85,269,207				84,092,934			105,487,341		80,940,965
Class A ordinary shares subject to redemption		729,482,910	728,164,460				729,482,910					665,258,150
Shareholders' equity (deficit)
Additional paid in capital		3,068,759	4,387,203				3,068,759
Retained earnings (accumulated deficit)		1,929,786	611,338				1,929,786			(19,671,808)		(2,194,183)
Total stockholders' deficit		5,000,003	5,000,005				5,000,003			5,000,009		5,000,006
Total liabilities and shareholders' equity		818,575,847	818,433,672				818,575,847
Statement of Operations
Net income		1,318,448	20,283,146				21,601,594			(19,641,760)
Adjustments
Balance sheet
Class A ordinary shares subject to redemption		87,327,090	88,645,540				87,327,090					151,551,850
Shareholders' equity (deficit)
Additional paid in capital		(3,068,759)	(4,387,203)				(3,068,759)
Retained earnings (accumulated deficit)		(84,257,894)	(84,257,894)				(84,257,894)			(84,257,894)		(144,358,739)
Total stockholders' deficit		$ (87,327,090)	$ (88,645,540)				$ (87,327,090)			(108,928,690)		(151,551,850)
Class A Ordinary Shares
Balance sheet
Class A ordinary shares subject to redemption	$ 816,810,000							$ 816,810,000
Statement of Operations
Weighted average shares outstanding, basic	81,681,000	81,681,000					81,681,000	81,681,000
Weighted average shares outstanding, diluted	81,681,000	81,681,000					81,681,000	81,681,000
Basic net income (loss) per common share	$ 0.11	$ 0.01	$ 0.20				$ 0.21	$ 0.32
Diluted net income (loss) per common share	$ 0.11	$ 0.01	$ 0.20				$ 0.21	$ 0.32
Class A Ordinary Shares | As previously reported
Shareholders' equity (deficit)
Common stock		$ 437	$ 443				$ 437			545		424
Statement of Operations
Weighted average shares outstanding, basic		81,681,000	81,681,000				81,681,000
Weighted average shares outstanding, diluted		81,681,000	81,681,000				81,681,000
Basic net income (loss) per common share		$ 0.00	$ 0.00				$ 0.00
Diluted net income (loss) per common share		$ 0.00	$ 0.00				$ 0.00
Class A Ordinary Shares | Adjustments
Shareholders' equity (deficit)
Common stock		$ (437)	$ (443)				$ (437)			(545)		(424)
Statement of Operations
Weighted average shares outstanding, basic			81,681,000
Weighted average shares outstanding, diluted			81,681,000
Basic net income (loss) per common share		$ 0.01	$ 0.20				$ 0.21
Diluted net income (loss) per common share		$ 0.01	$ 0.20
Class B Ordinary Shares
Shareholders' equity (deficit)
Common stock	$ 1,021	$ 1,021	$ 1,021				$ 1,021	$ 1,021		1,021	$ 1,021	1,078
Statement of Operations
Weighted average shares outstanding, basic	20,420,250		20,420,250	18,750,000			20,420,250	20,420,250	18,750,000
Weighted average shares outstanding, diluted	20,420,250	20,420,250	20,420,250	18,750,000			20,420,250	20,420,250	18,750,000
Basic net income (loss) per common share	$ 0.11	$ 0.01	$ 0.20	$ 0.00			$ 0.21	$ 0.32	$ 0.00
Diluted net income (loss) per common share	$ 0.11	$ 0.01	$ 0.20	$ 0.00			$ 0.21	$ 0.32	$ 0.00
Class B Ordinary Shares | As previously reported
Shareholders' equity (deficit)
Common stock		$ 1,021	$ 1,021				$ 1,021			$ 1,021		$ 1,078
Statement of Operations
Weighted average shares outstanding, basic			20,420,250				20,420,250
Weighted average shares outstanding, diluted		20,420,250	20,420,250				20,420,250
Basic net income (loss) per common share		$ 0.06	$ 0.99				$ 1.05
Diluted net income (loss) per common share		0.06	0.99				1.05
Class B Ordinary Shares | Adjustments
Statement of Operations
Basic net income (loss) per common share		(0.05)	(0.79)				(0.84)
Diluted net income (loss) per common share		$ (0.05)	$ (0.79)				$ (0.84)
Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification of permanent equity into temporary equity	$ 5,000,001							$ 5,000,001